Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,081,000
Previously Paid Amount	0.00
Total Fee Amount	1,660.05
Total Offset Amount	0.00
Net Fee	1,660.05
Narrative - Max Aggregate Offering Price	$ 19,081,000
Final Prospectus	true